Summary of significant accounting policies - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Government grants	¥ 254,623	¥ 458,141	¥ 990,038
Fines related to non-compliances of certain cybersecurity laws and regulations		¥ 8,026,000
Maximum percentage of cash held in any single institution	7.00%	5.00%
Maximum
Summary of significant accounting policies
Short-term Investment Maturity Term	12 months